STOCKHOLDERS DEFICIT	12 Months Ended
Dec. 29, 2019
STOCKHOLDERS DEFICIT
NOTE 4 - STOCKHOLDERS' DEFICIT

During 2018 the Company issued 6,596,000 common shares in exchange for the member interests of BTND, LLC. and 820,000 shares were issued to Maxim Partners and others as part of the Share Exchange and 260,000 common shares were issued to consultants associated with the offering and this amount is reflected as an additional offering cost.  Upon closing of the private offering 410,004 common shares and 205,002 common stock warrants to purchase shares at $2.00 through July 31, 2023 were issued to investors in consideration for a net amount of approximately $492,266, all of these warrants were outstanding as of the end of the year.  Upon closing of the private offering, and outstanding at each fiscal year-end are an aggregate of 32,801 five-year stock purchase warrants to purchase shares at $1.65 per share issued to the placement agent.  The estimated the fair value of the warrants at the issuance date was approximately $15,421 and this amount is also reflected as an additional cost of the offering.

The 6,596,000 common shares were issued in exchange for all outstanding membership interests of BTND, LLC. in 2018 and the Company’s financial statements were retrospectively adjusted to prior periods as if the Share Exchange occurred on January 1, 2017.

In October 2019, the board of directors of the Company and the holders of a majority of the outstanding shares of common stock adopted the 2019 Incentive Plan.  Under the 2019 Incentive Plan, the Company reserved up to 500,000 shares of common stock for issuance to officers, directors, employees and consultants.   On October 11, 2019, the company issued an aggregate of 9,000 shares of common stock as stock awards to 30 employees of the Company.

In April 2019, the Company, through a written consent by the holders of a majority of the Company’s outstanding shareholders, amended its Articles of Incorporation to increase the number of preferred shares authorized from 500,000 shares to 2,000,000 and it also increased the number common shares authorized to 50,000,000 from 19,000,000.